5. DERIVATIVE LIABILITIES (Details - Assumptions)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Annualized volatility	202.10%	147.10%	144.20%
Dividend rate	0.00%	0.00%	0.00%
Minimum [Member]
Risk-free interest rate	0.48%	1.01%	1.13%
Expected life of derivative liability	1 year	1 year	1 year
Maximum [Member]
Risk-free interest rate	1.36%	1.79%	2.77%
Expected life of derivative liability	8 years	10 years	10 years